CONVERTIBLE NOTES - 2020 - Convertible Note with Pallinghurst (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond)		160,976
Ending balance		$ 56,544
Pallinghurst
CONVERTIBLE NOTES
Shares issued for conversion debt (convertible bond)	7,500,000
Opening balance			$ 14,505
Conversion			(14,649)
Accretion expense			$ 144